Share-based Compensation - Schedule of Time Vesting Options (Details) - Time Vesting Option - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	2 Months Ended
	Jun. 30, 2023	Apr. 20, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	724
Options granted (in shares)	0
Ending balance (in shares)	724
Exercisable (in shares)	724
Weighted-Average Exercise Price Per Share (a)
Weighted average exercise price, outstanding (in dollars per share)	$ 55.87	$ 55.87
Weighted average exercise price, exercisable (in dollars per share)	$ 55.87
Stock Option Additional Disclosures
Weighted average remaining contractual term, outstanding	2 years 5 months 19 days
Weighted average remaining contractual term, exercisable	2 years 5 months 19 days
Aggregate intrinsic value, outstanding	$ 0
Aggregate intrinsic value, exercisable	$ 0